DREYFUS/LAUREL SHORT-TERM BOND FUND
GROWTH OF $10,000 INVESTED FROM OCTOBER 18, 1988-AUGUST 31, 1995*

$16,491
Merrill Lynch 1-3 Year
Government Treasury
Index
Dollars
$15,553
Dreyfus/Laurel
Short-Term Bond Fund

AVERAGE ANNUAL TOTAL RETURNS-INVESTOR SHARES
                              YEAR ENDED                    FIVE YEARS ENDED              FROM INCEPTION (10/18/88)
                              AUGUST 31, 1995               AUGUST 31, 1995               THROUGH AUGUST 31, 1995
                          ---------------------           ---------------------          ---------------------------
                                  7.12%                           6.32%                             6.64%

*Hypothetical illustration of $10,000 invested in Investor Shares at inception (October 18, 1988) and reinvestment of dividends and capital gains at net asset value through August 31, 1995.
The Merrill Lynch 1-3 Year Government Treasury Index consists of AAA U.S. Government and Treasury bonds maturing from 1 to 2.99 years.
Index information is available at month-end only; therefore, the closest month-end to inception date of the Fund has been used.
This period was one in which short-term bond prices fluctuated and the results should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment in the Fund today. No adjustment has been made for a shareholder's tax liability on dividends or capital gains.
NOTE: All figures cited here and on the following pages represent past performance and do not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than original cost.

DREYFUS/LAUREL SHORT-TERM BOND FUND
STATEMENT OF INVESTMENTS                                                                                  AUGUST 31, 1995
                                                                                                     PRINCIPAL
BONDS AND NOTES-99.5%                                                                                 AMOUNT            VALUE
                                                                                               ----------------   ----------------
INDUSTRIAL-1.7%
Schering Plough;
    Zero Coupon, 12/2/1996 (a)..............................................                      $     50,000       $     46,368
                                                                                                                  ----------------

OTHER-.1%
Security Pacific National Bank Home Equity Loan, Ser. 1991-2, Cl. A.;
    8.10%, 6/15/2020........................................................                             3,114              3,151
                                                                                                                  ----------------
U.S. GOVERNMENT AND AGENCIES-97.7%
Federal Home Loan Mortgage Corp., Participation Certificates;
    7.415%, 3/1/2019 (b)....................................................                             5,725              5,843
Government National Mortgage Association I:
    10%, 3/15/2003..........................................................                            16,139             17,053
    11 1/2%, 7/15/2013 (b)..................................................                            28,097             31,619
Government National Mortgage Association II;
    7%, 7/20/2017...........................................................                            46,787             47,607
U.S. Treasury Notes:
    5 1/8%, 12/31/1998......................................................                           350,000            340,977
    7 1/4%, 11/30/1996......................................................                         2,100,000          2,136,422
    7 1/2%, 2/29/1996.......................................................                           150,000            151,383
                                                                                                                  ----------------
                                                                                                                        2,730,904

TOTAL BONDS AND NOTES
    (cost $2,729,498)..........................................                                           99.5%        $2,780,423
                                                                                                       ========   ================
RECEIVABLES (NET)..............................................                                             .5%        $   13,881
                                                                                                       ========   ================
NET ASSETS  ...............................................                                              100.0%        $2,794,304
                                                                                                       ========   ================




NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Security exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    (b) Adjustable rate mortgage-interest rate subject to change periodically.

See notes to financial statements.

DREYFUS/LAUREL SHORT-TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                             AUGUST 31, 1995
ASSETS:
    Investments in securities, at value
      (cost $2,729,498)-see statement.......................................                                           $2,780,423
    Interest receivable.....................................................                                               42,326
                                                                                                                  ----------------
                                                                                                                        2,822,749
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                          $  3,069
    Due to Distributor......................................................                               689
    Cash overdraft due to Custodian.........................................                            23,905
    Accrued expenses........................................................                               782             28,445
                                                                                                                  ----------------

NET ASSETS..................................................................                                           $2,794,304
                                                                                                                  ================

REPRESENTED BY:
    Paid-in capital.........................................................                                           $2,902,291
    Distributions in excess of net investment income........................                                                 (561)
    Accumulated net realized (loss) on investments..........................                                             (158,351)
    Accumulated net unrealized appreciation on investments-Note 4...........                                               50,925
                                                                                                                  ----------------

TOTAL NET ASSETS............................................................                                           $2,794,304
                                                                                                                  ================

NET ASSET VALUE:
Investor Shares;
Net asset value, offering and redemption price per share
    ($2,794,304 / 233,332 shares of Beneficial Interest outstanding)........                                               $11.98
                                                                                                                       ===========



STATEMENT OF OPERATIONS                                                                                YEAR ENDED AUGUST 31, 1995
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                          $   262,404
    EXPENSES:
      Management fee-Note 2.................................................                           $20,799
      Distribution fee-Note 3...............................................                             9,770
      Trustees' fees and expenses-Note 2....................................                               694
                                                                                                ---------------

          TOTAL EXPENSES....................................................                                               31,263
                                                                                                                    --------------
          INVESTMENT INCOME-NET.............................................                                              231,141
REALIZED AND UNREALIZED GAIN ON INVESTMENTS-Notes 1 and 4:
    Net realized (loss) on investments sold during the year.................                          $ (7,875)
    Net unrealized appreciation on investments during the year..............                            50,486
                                                                                                ---------------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                               42,611
                                                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $   273,752
                                                                                                                   ===============



See notes to financial statements.

DREYFUS/LAUREL SHORT-TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                        YEAR ENDED AUGUST 31,
                                                                                                    ------------------------------
                                                                                                         1995              1994
                                                                                                    -------------    -------------
OPERATIONS:
    Investment income-net...................................................                        $   231,141      $   150,040
    Net realized gain (loss) on investments.................................                             (7,875)             699
    Net unrealized appreciation (depreciation) on investments during the year                           (50,486)        (156,593)
                                                                                                    --------------   -------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...                           (273,752)          (5,854)
                                                                                                    --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment income-net;
      Investor Shares.......................................................                           (226,738)        (131,766)
      Institutional Class...................................................                              ---            (13,133)
    Distributions to shareholders in excess of investment income-net;
      Investor Shares.......................................................                              ---             (4,675)
      Institutional Class...................................................                              ---               (466)
                                                                                                   --------------   --------------
          TOTAL DISTRIBUTIONS...............................................                           (226,738)        (150,040)
                                                                                                   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
    TRANSACTIONS-NOTE 5;
      Investor Shares.......................................................                            474,703       (1,106,873)
                                                                                                   -------------   ---------------
          TOTAL INCREASE (DECREASE) IN NET ASSETS...........................                            521,717       (1,262,767)
NET ASSETS:
    Beginning of year.......................................................                          2,272,587        3,535,354
                                                                                                   -------------   ---------------
    End of year (including distributions in excess of investment income-net
      of $4,964 and $561, respectively).....................................                        $ 2,794,304      $ 2,272,587
                                                                                                   =============   ===============


See notes to financial statements.

DREYFUS/LAUREL SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of
Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.
                                                                                             YEAR ENDED AUGUST 31,
                                                                   ---------------------------------------------------------------
PER SHARE DATA:                                                       1995(1)     1994(2)     1993(3,4)     1992(3)     1991(3)
                                                                   -----------  ----------  -------------  -----------  ----------
    Net asset value, beginning of year...........                     $11.85     $12.50        $12.64       $12.23        $11.82
                                                                   -----------  ---------  -------------  -----------  -----------
    INVESTMENT OPERATIONS:
    Investment income-net (5)....................                       0.71        0.63         0.68         0.75          0.82
    Net realized and unrealized gain (loss)
      on investments.............................                       0.11       (0.62)       (0.15)        0.41          0.41
                                                                   -----------  ----------  -------------  -----------  ----------
      TOTAL FROM
          INVESTMENT OPERATIONS..................                       0.82        0.01         0.53         1.16          1.23
    DISTRIBUTIONS:
    Distributions from investment
      income-net.................................                      (0.69)      (0.64)       (0.67)       (0.75)        (0.82)
    Distributions in excess of net
      investment income..........................                        --        (0.02)       (0.00)(6)      --             --
                                                                   -----------  ----------  -------------  -----------  ----------
      TOTAL DISTRIBUTIONS........................                      (0.69)      (0.66)       (0.67)       (0.75)        (0.82)
                                                                   -----------  ----------  -------------  -----------  ----------
    Net asset value, end of year.................                     $11.98      $11.85       $12.50        $12.64       $12.23
                                                                   ===========  ==========  =============  ===========  ==========
TOTAL INVESTMENT
    RETURN  .....................................                       7.12%        .06%         4.34%       9.73%        10.79%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to
      average net assets(7)......................                       0.80%       0.95%         0.99%       0.98%         0.99%
    Ratio of net investment income
      to average net assets .....................                       5.91%       5.38%         5.29%       5.96%         6.90%
    Portfolio Turnover Rate......................                         45%         53%            6%         30%           70%
    Net Assets, end of year
      (000's Omitted)............................                     $2,794      $2,273        $3,477      $5,449        $3,895

    (1)  Based on an Investor Class share outstanding.
    (2) Effective April 4, 1994 the Retail and Institutional Classes of shares were reclassified as a single class of shares known as Investor shares. The amounts shown for the year ended August 31, 1994 were calculated using the performance of a Retail Class share outstanding from September 1, 1993 to April 3, 1994, and the performance of an Investor share outstanding from April 4, 1994 to August 31, 1994.
    (3)  Based on a Retail Class share outstanding.
    (4) Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for this year since use of the undistributed income method does not accord with results of operations.
    (5) Net investment income before waiver of fees and/or reimbursement of expenses by investment adviser, transfer agent and custodian for the years ended August 31, 1994, 1993, 1992 and 1991 would have been $0.25, $0.48, $0.63 and $0.57, respectively.
    (6)  Amount represents less than $0.01.
    (7) Annualized expense ratios before waiver of fees and/or reimbursement of expenses by investment adviser, transfer agent and custodian for the years ended August 31, 1994, 1993, 1992 and 1991 were 4.21%, 2.54%, 1.88% and 3.07%, respectively.


See notes to financial statements.

DREYFUS/LAUREL SHORT-TERM BOND FUND
NOTES TO FINANCIAL STATEMENT
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    As of August 31, 1995, the Dreyfus/Laurel Investment Series (the "Trust") (formerly The Laurel Investment Series), The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds are all registered open-end investment companies that are part of The Dreyfus Family of Funds. The Trust is an investment company which, as of August 31, 1995, consists of Dreyfus/Laurel Short-Term Bond Fund (the "Fund"). This report contains financial statements for the Fund as of August 31, 1995. The Trust is a Massachusetts business trust and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of August 31, 1995, the Fund is authorized to issue two classes of shares: Investor shares and Class R shares. As of August 31, 1995, the Fund had not issued any Class R shares. Investor shares are sold primarily to retail investors through the Fund's distributor and financial intermediaries and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution and bear no distribution fee. Each class of shares has identical rights and privileges except with respect to the distribution fee and voting rights on matters affecting a single class. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.
    (A) PORTFOLIO VALUATION: Investments in securities traded on a national securities exchange are valued at the last reported sales price or, in the absence of a recorded sale, at the mean of the closing bid and asked prices. Over-the-counter securities are valued at the mean of the closing bid and asked prices. When market quotations for securities are not readily available, the securities are valued at fair value, as determined in good faith by the Board of Trustees. Bonds are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Investments in U.S. government securities (other than short-term securities) are valued at the most recent quoted bid price in the over-the-counter market. Short term debt securities with maturities of 60 days or less from the valuation day are valued on the basis of amortized cost.
    (B) REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreements transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
    (C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Interest income is recorded daily on the accrual basis. Securities purchased or sold on a DREYFUS/LAUREL SHORT-TERM BOND FUND
NOTES TO FINANCIAL STATEMENT (CONTINUED)

when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Investment income and realized and unrealized gains and losses are allocated based upon the relative average daily net assets of each class of shares.
    (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Fund are determined on a class level and are declared daily and paid monthly. The Fund distributes any net realized capital gains on a Fund level annually. Distributions to shareholders are recorded on the ex-dividend date. Additional distributions of net investment income and capital gains for the Fund may be made at the discretion of the Board of Trustees in order to avoid the 4.00% nondeductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.
    (E) FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.
NOTE 2-INVESTMENT MANAGEMENT FEE, TRUSTEES' FEES AND OTHER RELATED PARTY TRANS
ACTIONS:
    Effective as of October 17, 1994, the Trust's investment management agreement with Mellon Bank, N.A. ("Mellon Bank") was transferred to The Dreyfus Corporation (the "Manager"), a wholly owned subsidiary of Mellon
Bank. The Manager provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Trust. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .55% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of the non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of the fees and expenses of the non-interested Trustees (including counsel).
    Prior to October 17, 1994, Mellon Bank served as the Trust's investment manager pursuant to the investment management agreement described above.
    Prior to September 23, 1994, Frank Russell Investment Management Company (the "Administrator") served as the Fund's administrator and provided, pursuant to an administration agreement, various administrative and corporate secretarial services to the Fund. Mellon Bank, as investment manager, paid the Administrator's fee out of the management fee described above.
    Prior to October 17, 1994, Funds Distributor, Inc. served as distributor of the Trust's shares. Effective October 17, 1994, Premier Mutual Fund Services, Inc. ("Premier") serves as the Trust's distributor. Premier DREYFUS/LAUREL SHORT-TERM BOND FUND
NOTES TO FINANCIAL STATEMENT (CONTINUED) also serves as the Trust's sub-administrator and, pursuant to a sub-administration agreement with the Manager, provides various administrative and corporate secretarial services to the Trust.
    No officer or employee of Premier (or of any parent, subsidiary or affiliate thereof) receives any compensation from The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds or The Dreyfus/Laurel Investment Series (collectively, "The Dreyfus/Laurel Funds") for serving as an officer, Director or Trustee of The Dreyfus/Laurel Funds. In addition, no officer or employee of the Manager (or of any parent, subsidiary or affiliate thereof) serves as an officer, Director or Trustee of The Dreyfus/Laurel Funds. The Dreyfus/Laurel Funds pay each Director or Trustee who is not an officer or employee of Premier (or of any parent, subsidiary or affiliate thereof) or of the Manager, $27,000 per annum, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended, and reimbursement for travel and out-of-pocket expenses.
NOTE 3-DISTRIBUTION PLAN:
    The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor shares. Under the Plan, the Fund may pay annually up to 0.25% of the value of the average daily net assets attributable to its Investor shares to compensate Premier for activities primarily intended to result in the sale of Investor shares and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and Premier. Class R shares bear no distribution fee. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
NOTE 4-SECURITIES TRANSACTIONS:
    The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended August 31, 1995 aggregated $2,583,954 and $1,285,754, respectively, for the Fund.
    At August 31, 1995, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost amounted to $60,112 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value amounted to $9,187 for the Fund.
    At August 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS/LAUREL SHORT-TERM BOND FUND
NOTES TO FINANCIAL STATEMENT (CONTINUED)
NOTE 5-SHARES OF BENEFICIAL INTEREST:
    The Trust has the authority to issue an unlimited number of shares of Beneficial Interest of each class with a par value of $.001 per share. The table below summarizes transactions in Fund shares for the years shown in the accompanying Statement of Changes in Net Assets.

                                                                              YEAR ENDED                        YEAR ENDED
                                                                           AUGUST 31, 1995                  AUGUST 31, 1994(1)
INVESTOR SHARES:                                                      SHARES            AMOUNT          SHARES(2)      AMOUNT(3)
--------------------                                             ---------------  -----------------  -------------  -------------
Sold.........................................                       187,423           $ 2,216,090        125,473     $ 1,547,869
Issued as reinvestment of
  dividends and distributions................                        16,684               198,071          8,894         108,098
Redeemed.....................................                      (162,607)           (1,939,458)      (225,283)     (2,762,840)
                                                                 ---------------  -----------------  -------------  -------------
  NET INCREASE (DECREASE)....................                        41,500           $   474,703        (90,916)    $(1,106,873)
                                                                 ===============  =================  =============  =============

(1) Effective April 4, 1994, the Retail and Institutional Classes of shares were reclassified as a single class of shares known as Investor shares.
(2) Shares include 51,296 of subscriptions, 1,060 of reinvestments and 5,203 of redemptions for the Institutional Class up to April 4, 1994.
(3) Amounts include $635,969 of subscriptions, $13,003 of reinvestments and $62,943 of redemptions for the Institutional Class up to April 4, 1994.As of August 31, 1995, the Fund had not issued any Class R shares.
NOTE 6-CAPITAL LOSS CARRYFORWARD:
    The Fund has an unused capital loss carryover of $150,476 available for Federal income tax purposes to be applied against future net securities profits, if any realized subsequent to August 31, 1995. The carryover does not include net realized securities losses from November 1, 1994 through August 31, 1995 which are treated, for Federal income tax purposes, as arising on September 1, 1995. If not applied, $140,218 of the carryover expires in fiscal 1997 and $10,258 expires in fiscal 1999.
NOTE 7-SUBSEQUENT EVENT:
    On July 26, 1995, the Fund's Board of Trustees approved the liquidation and dissolution of the Fund having determined it to be in the best interests of the Fund and the Fund's shareholders. The Board's decision was based on, among other things, the Fund's continued small asset size. Effective
September 15, 1995, shareholders who neither redeemed nor exchanged their shares as of that date had their shares redeemed at the net asset value determined on that date. In addition, the Board of Trustees approved the termination of the Trust. It is anticipated that the Trust will be terminated in November 1995.


DREYFUS/LAUREL SHORT-TERM BOND FUND
INDEPENDENT AUDITORS' REPORT
BOARD OF TRUSTEES AND SHAREHOLDERS:
THE DREYFUS/LAUREL INVESTMENT SERIES
    We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Dreyfus/Laurel Short-Term Bond Fund (one of the series comprising The Dreyfus/Laurel Investment Series (formerly The Boston Company Investment Series)), as of August 31, 1995, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods prior to September 1, 1993, were audited by other auditors whose report thereon, dated October 8, 1993, expressed an unqualified opinion on those financial highlights.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dreyfus/Laurel Short-Term Bond Fund as of August 31, 1995, and the results of its operations for the year then ended, the changes in net assets, and financial highlights for each of the years in the two year period then ended, in conformity with generally accepted accounting principles.


New York, New York
October 17, 1995


DREYFUS/LAUREL
SHORT-TERM BOND FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
1 Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
The Shareholder Services Group, Inc.
P.O. Box 9671
Providence, RI 02940


Further information is contained
in the Prospectus, which must
precede or accompany this report.


Printed in U.S.A.                            398AR958
Laurel Short-Term
Bond Fund
Annual Report
August 31, 1995